BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES	BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES

June 30, 2024	Financial assets/ liabilities at fair value through profit and loss	Derivative financial instruments used in cash flow hedge accounting	Financial assets/ liabilities measured at amortized cost	Financial assets at fair value through OCI	Carrying amount by balance sheet item

In millions
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$-	$-	$52.8	$9.0	$61.8
Derivative financial instruments[1]
Foreign exchange derivatives	3.8	0.1	-	-	3.9

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable	-	-	387.8	-	387.8
Available-for-sale factoring receivables	-	-	-	37.7	37.7
Other non-interest yielding receivables[2]	-	-	148.5	-	148.5
Promissory notes[2]	-	-	-	2.9	2.9
Derivative financial instruments[1]
Foreign exchange derivatives	4.7	16.0	-	-	20.7
Interest rate derivatives	-	-	-	-	-
Cash and cash equivalents	-	-	255.9	-	255.9
Balance by category at June 30, 2024	$8.5	$16.1	$845.0	$49.6	$919.2

LONG-TERM FINANCIAL LIABILITIES
Long-term interest-bearing liabilities	$-	$-	$2,013.9	$-	$2,013.9
Long-term lease liabilities	-	-	329.8	-	329.8
Other long-term liabilities	-	-	21.7	-	21.7
Derivative financial instruments[1]
Foreign exchange derivatives	-	0.1	-	-	0.1
Interest rate derivatives	-	1.2	-	-	1.2

CURRENT FINANCIAL LIABILITIES
Current interest-bearing liabilities	-	-	31.6	-	31.6
Current lease liabilities	-	-	101.7	-	101.7
Accounts payable	-	-	454.3	-	454.3
Other current liabilities[3]	-	-	502.2	-	502.2
Derivative financial instruments[1]
Foreign exchange derivatives	2.8	6.7	-	-	9.5
Interest rate derivatives	-	0.7	-	-	0.7
Balance by category at June 30, 2024	$2.8	$8.7	$3,455.2	$-	$3,466.7

December 31, 2023	Financial assets/ liabilities at fair value through profit and loss	Derivative financial instruments used in cash flow hedge accounting	Financial assets/ liabilities measured at amortized cost	Financial assets at fair value through OCI	Carrying amount by balance sheet item

In millions
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$-	$-	$70.2	$9.2	$79.4
Derivative financial instruments[1]
Interest rate derivatives	3.3	-	-	-	3.3

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable	-	-	597.2	-	597.2
Available-for-sale factoring receivables	-	-	-	2.6	2.6
Other non-interest yielding receivables[2]	-	-	118.0	-	118.0
Promissory notes[2]	-	-	-	6.8	6.8
Derivative financial instruments[1]
Foreign exchange derivatives	3.9	8.5	-	-	12.5
Interest rate derivatives	-	0.8	-	-	0.8
Cash and cash equivalents	-	-	483.4	-	483.4
Balance by category at December 31, 2023	$7.2	$9.3	$1,268.8	$18.6	$1,303.9

LONG-TERM FINANCIAL LIABILITIES
Long-term interest-bearing liabilities	$-	$-	$5,940.4	$-	$5,940.4
Long-term lease liabilities	-	-	250.4	-	250.4
Other long-term liabilities	-	-	27.6	-	27.6
Derivative financial instruments[1]
Foreign exchange derivatives	-	1.8	-	-	1.8

CURRENT FINANCIAL LIABILITIES
Current interest-bearing liabilities	-	-	381.0	-	381.0
Current lease liabilities	-	-	89.4	-	89.4
Accounts payable	-	-	426.5	-	426.5
Other current liabilities[3]	-	-	507.8	-	507.8
Derivative financial instruments[1]
Foreign exchange derivatives	9.6	21.2	-	-	30.8
Interest rate derivatives	-	0.4	-	-	0.4
Balance by category at December 31, 2023	$9.6	$23.4	$7,623.1	$-	$7,656.1
[1]The values as per the consolidated interim statement of financial position of the derivatives have been recorded as they are disclosed in the Group’s consolidated statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.

In millions	June 30, 2024	December 31, 2023
[2] Other non-interest yielding receivables
Prepaid expenses and other receivables	$219.2	$162.3
Less
Other tax receivables	47.1	24.3
Derivative financial instruments	20.7	13.2
Promissory notes	2.9	6.8
Total other non-interest yielding receivables	$148.5	$118.0

[3] Other current liabilities	$555.0	$567.5
Less
Other tax liabilities	42.5	28.5
Derivative financial instruments	10.3	31.2
Total other current liabilities	$502.2	$507.8
The following table presents the Group’s financial assets and liabilities that are measured at fair value at June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss	$-	$8.5	$-	$8.5
Derivative financial instruments used in hedge accounting	-	16.1	-	16.1
Other non-current financial assets at fair value through OCI	-	-	49.6	49.6
Total	$-	$24.6	$49.6	$74.2

Liabilities
Financial liabilities at fair value through profit or loss	$-	$2.8	$-	$2.8
Derivative financial instruments used in hedge accounting	-	8.7	-	8.7
Total	$-	$11.5	$-	$11.5
The following table presents the Group’s financial assets and liabilities that are measured at fair value at December 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss	$-	$7.2	$-	$7.2
Derivative financial instruments used in hedge accounting	-	9.3	-	9.3
Other non-current financial assets at fair value through OCI	-	-	18.6	18.6
Total	$-	$16.5	$18.6	$35.1

Liabilities
Financial liabilities at fair value through profit or loss	$-	$9.6	$-	$9.6
Derivative financial instruments used in hedge accounting	-	23.4	-	23.4
Total	$-	$33.0	$-	$33.0

Carrying amounts of current financial instruments carried at amortized cost are reasonable approximation of fair value due to their short-term nature. As of June 30, 2024, the fair value of the Company’s loans from financial institutions, which are recorded at amortized cost, was $2,066.1 million compared to a carrying value of $2,048.1 million.

Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The Group does not have any financial instrument included in Level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3. This is the case for unlisted equity securities.
The Group’s policy is to recognize transfers into and out of fair value hierarchy levels as at the end of the reporting period. There were no transfers between Levels 2 and 3 for recurring fair value measurements during the reporting period.
The valuation process and valuation techniques, which are stated in the most recent consolidated annual financial statements, are applicable in the reporting period.
Specific valuation techniques used to value financial instruments include:
•for interest rate swaps – the present value of the estimated future cash flows based on observable yield curves
•for foreign currency forwards – the present value of future cash flows based on the forward exchange rates at the consolidated statement of financial position, and
•for other financial instruments – discounted cash flow analysis.
All of the resulting fair value estimates are included in Level 2, except for unlisted equity securities, promissory notes and available-for-sale factoring receivables, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk. In cases where credit risk of counterparty is low and maturity is short-term, the carrying amount of such instrument approximates its fair value.
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments in the unaudited condensed consolidated interim statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i) Sales growth factor (ii) Risk-adjusted discount rate

Promissory notes	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.

Available-for-sale factoring receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.

The following table presents the changes in Level 3 items during the period:

In millions	Unlisted equity securities	Promissory notes	Available-for-sale factoring receivables	Total
Opening balance January 1, 2024	$9.2	$6.8	$2.6	$18.6
Additions	-	2.9	37.7	40.6
Disposals	-	(6.8)	(2.6)	(9.4)
Losses recognized in OCI	(0.2)	-	-	(0.2)
Losses recognized in the consolidated statement of income and loss*	-	-	-	-
Closing balance June 30, 2024	$9.0	$2.9	$37.7	$49.6
*Gains or (losses) are recognized in financing costs. The amount includes unrealized gains or (losses) recognized in the consolidated interim statement of income and loss attributable to balances held at the end of the reporting period, if any.